Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity (Tables) [Abstract]
Composition of share capital in number of shares

The share capital, which is fully subscribed and paid, is divided into registered shares with no par value.

	On December 31
	2019	2018
Common	4,031,915,068	3,359,929,223
Preferred	4,031,914,646	3,359,928,872
Subtotal	8,063,829,714	6,719,858,095
Treasury (common shares)	(6,642,963)	(5,535,803)
Treasury (preferred shares)	(24,889,584)	(20,741,320)
Total outstanding shares	8,032,297,167	6,693,580,972

Changes in capital stock, in number of shares

ii.   Changes in capital stock, in number of shares

	Common	Preferred	Total
Number of outstanding shares as at December 31, 2018	3,354,393,420	3,339,187,552	6,693,580,972
Increase of capital stock with issuing of shares - bonus of 20% (1)	671,985,845	671,985,774	1,343,971,619
Increase of shares in treasury - bonus of 20%	(1,107,160)	(4,148,264)	(5,255,424)
Number of outstanding shares as at December 31, 2019	4,025,272,105	4,007,025,062	8,032,297,167

1) It benefited the shareholders registered in the records of Bradesco on March 29, 2019.